Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Gross Sales		$ 57,726	$ 55,474
Royalties		(3,449)	(3,270)
Revenues	[1]	54,277	52,204
Expenses
Purchased Product		26,103	24,715
Transportation and Blending		10,538	10,141
Purchased product, transportation and blending	[1]	36,641	34,856
Operating		6,841	6,352
(Gain) Loss on Risk Management		58	61
Depreciation, Depletion and Amortization		4,871	4,644
Exploration Expense		69	42
(Income) Loss From Equity-Accounted Affiliates		(66)	(51)
Segment Income (Loss)		5,863	6,300
General and Administrative		794	688
Finance Costs, Net	[1]	514	538
Integration, Transaction and Other Costs		166	85
Foreign Exchange (Gain) Loss, Net		462	(67)
(Gain) Loss on Divestiture of Assets		(119)	20
Re-measurement of Contingent Payments		30	59
Other (Income) Loss, Net		(55)	(63)
Total Non-operating (Income) Expense		1,792	1,260
Earnings (Loss) Before Income Tax		4,071	5,040
Income Tax Expense (Recovery)		929	931
Net Earnings (Loss)		3,142	4,109
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		46	9
Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		12	52
Upstream
Revenue [abstract]
Gross Sales		33,078	31,082
Royalties		(3,449)	(3,270)
Revenues		29,629	27,812
Expenses
Purchased Product		3,674	3,152
Transportation and Blending		11,331	11,088
Operating		3,489	3,690
Operating Margin		11,121	9,870
Depreciation, Depletion and Amortization		4,122	3,866
Exploration Expense		69	42
(Income) Loss From Equity-Accounted Affiliates		(65)	(51)
Segment Income (Loss)		7,007	6,017
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		14	12
Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(12)	(4)
Downstream
Revenue [abstract]
Gross Sales		33,618	32,626
Royalties		0	0
Revenues		33,618	32,626
Expenses
Purchased Product		30,252	28,273
Transportation and Blending		0	0
Operating		3,670	3,201
Operating Margin		(312)	1,152
Depreciation, Depletion and Amortization		647	671
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		(967)	498
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		8	0
Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		8	(17)
External Sales
Revenue [abstract]
Gross Sales		57,726	55,474
External Sales | Upstream
Revenue [abstract]
Gross Sales		24,640	23,713
External Sales | Downstream
Revenue [abstract]
Gross Sales		33,086	31,761
Intersegment Sales
Revenue [abstract]
Gross Sales		0	0
Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		8,438	7,369
Intersegment Sales | Downstream
Revenue [abstract]
Gross Sales		532	865
Oil Sands | Upstream
Revenue [abstract]
Gross Sales		28,447	26,192
Royalties		(3,274)	(3,059)
Revenues		25,173	23,133
Expenses
Purchased Product		1,851	1,457
Transportation and Blending		11,000	10,774
Operating		2,511	2,716
Operating Margin		9,791	8,169
Depreciation, Depletion and Amortization		3,117	2,993
Exploration Expense		2	19
(Income) Loss From Equity-Accounted Affiliates		(14)	6
Segment Income (Loss)		6,702	5,136
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		20	17
Oil Sands | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(16)	15
Oil Sands | External Sales | Upstream
Revenue [abstract]
Gross Sales		21,857	20,608
Oil Sands | Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		6,590	5,584
Conventional | Upstream
Revenue [abstract]
Gross Sales		3,059	3,273
Royalties		(76)	(112)
Revenues		2,983	3,161
Expenses
Purchased Product		1,823	1,695
Transportation and Blending		320	298
Operating		555	590
Operating Margin		291	583
Depreciation, Depletion and Amortization		442	386
Exploration Expense		1	6
(Income) Loss From Equity-Accounted Affiliates		2	0
Segment Income (Loss)		(158)	210
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(6)	(5)
Conventional | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		4	(19)
Conventional | External Sales | Upstream
Revenue [abstract]
Gross Sales		1,211	1,488
Conventional | Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		1,848	1,785
Offshore | Upstream
Revenue [abstract]
Gross Sales		1,572	1,617
Royalties		(99)	(99)
Revenues		1,473	1,518
Expenses
Purchased Product		0	0
Transportation and Blending		11	16
Operating		423	384
Operating Margin		1,039	1,118
Depreciation, Depletion and Amortization		563	487
Exploration Expense		66	17
(Income) Loss From Equity-Accounted Affiliates		(53)	(57)
Segment Income (Loss)		463	671
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Offshore | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Offshore | External Sales | Upstream
Revenue [abstract]
Gross Sales		1,572	1,617
Offshore | Intersegment Sales | Upstream
Revenue [abstract]
Gross Sales		0	0
Canadian Refining | Downstream
Revenue [abstract]
Gross Sales		5,310	6,233
Royalties		0	0
Revenues		5,310	6,233
Expenses
Purchased Product		4,483	4,919
Transportation and Blending		0	0
Operating		907	639
Operating Margin		(80)	675
Depreciation, Depletion and Amortization		185	185
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		(265)	490
Canadian Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Canadian Refining | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0
Canadian Refining | External Sales | Downstream
Revenue [abstract]
Gross Sales		4,787	5,385
Canadian Refining | Intersegment Sales | Downstream
Revenue [abstract]
Gross Sales		523	848
U.S. Refining | Downstream
Revenue [abstract]
Gross Sales		28,308	26,393
Royalties		0	0
Revenues		28,308	26,393
Expenses
Purchased Product		25,769	23,354
Transportation and Blending		0	0
Operating		2,763	2,562
Operating Margin		(232)	477
Depreciation, Depletion and Amortization		462	486
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		0	0
Segment Income (Loss)		(702)	8
U.S. Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		8	0
U.S. Refining | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		8	(17)
U.S. Refining | External Sales | Downstream
Revenue [abstract]
Gross Sales		28,299	26,376
U.S. Refining | Intersegment Sales | Downstream
Revenue [abstract]
Gross Sales		9	17
Corporate and Eliminations
Revenue [abstract]
Gross Sales		(8,970)	(8,234)
Royalties		0	0
Revenues		(8,970)	(8,234)
Expenses
Purchased Product		(7,823)	(6,710)
Transportation and Blending		(793)	(947)
Purchased product, transportation and blending		(8,616)	(7,657)
Operating		(318)	(539)
Depreciation, Depletion and Amortization		102	107
Exploration Expense		0	0
(Income) Loss From Equity-Accounted Affiliates		(1)	0
Segment Income (Loss)		(177)	(215)
General and Administrative		794	688
Finance Costs, Net		514	538
Integration, Transaction and Other Costs		166	85
Foreign Exchange (Gain) Loss, Net		462	(67)
(Gain) Loss on Divestiture of Assets		(119)	20
Re-measurement of Contingent Payments		30	59
Other (Income) Loss, Net		(55)	(63)
Total Non-operating (Income) Expense		1,792	1,260
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		24	(3)
Corporate and Eliminations | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		16	73
Corporate and Eliminations | External Sales
Revenue [abstract]
Gross Sales		0	0
Corporate and Eliminations | Intersegment Sales
Revenue [abstract]
Gross Sales		$ (8,970)	$ (8,234)

[1]	(1)Revised presentation as of January 1, 2024. See Note 4.